DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments Schedule Of Fair Value Of Outstanding Non-designated Foreign Exchange Contracts
Fair value of foreign exchange non-designated hedge transactions	$ 94	$ 6
Fair value of foreign exchange non-designated hedge transactions		(147)
Total derivatives non-designated as hedging instruments	$ 94	$ (141)